Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of DCN/DCD and derivative instruments measured and recorded at fair value

	As of December 31,
Significant Other Observable Inputs (Level 2)	2021	2022
	RMB	RMB
Short-term investments
DCN/DCD and interest rate swap	69,160	835,896
Wealth management products	—	4,077,716
Long-term investments
Wealth management products	—	1,653,276
Derivative assets recorded within prepayments and other current assets
Foreign exchange forward contracts	242	—
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	—	31,155
Foreign exchange forward contracts	—	1,754

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

Disaggregation of revenue

	Year Ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	US$	%

Express delivery services	21,900,201	86.9	27,450,922	90.3	32,575,698	4,723,032	92.1
Freight forwarding services	1,862,689	7.4	1,529,601	5.0	1,212,677	175,822	3.4
Sale of accessories	1,133,712	4.5	1,231,283	4.0	1,384,674	200,759	3.9
Others	317,688	1.2	194,033	0.7	203,947	29,569	0.6
Total revenues	25,214,290	100.0	30,405,839	100.0	35,376,996	5,129,182	100

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2021	2022
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	930,942	2,752,475
Accounts receivable, net	671,277	621,395
Financing receivables, net	977,920	847,054
Short-term investment	320,000	270,345
Inventories	30,214	28,151
Advances to suppliers	55,013	51,550
Prepayments and other current assets	1,924,196	1,197,862
Amounts due from related parties (1)	440,190	6,580,240
Total current assets	5,349,752	12,349,072
Investments in equity investees	300,380	343,692
Property and equipment, net	5,866,534	5,916,022
Land use rights, net	1,194,308	1,217,531
Operating lease right-of-use assets	870,831	706,810
Goodwill	4,157,111	4,157,111
Deferred tax assets	650,709	436,558
Long-term investment	—	699,885
Long-term financing receivables, net	1,117,003	1,128,807
Other non-current assets	384,630	382,449
TOTAL ASSETS	19,891,258	27,337,937
Liabilities
Current liabilities:
Short-term bank borrowings	2,821,457	5,394,423
Accounts payable	1,556,649	1,607,764
Notes payable	129,920	—
Advances from customers	1,213,797	1,355,910
Income tax payable	—	165,973
Amounts due to related parties	14,434	39,770
Operating lease liabilities, current	238,973	216,799
Other current liabilities	2,555,280	4,908,777
Total current liabilities	8,530,510	13,689,416
Non-current operating lease liabilities	533,740	422,629
Deferred tax liabilities	112,543	92,344
TOTAL LIABILITIES	9,176,793	14,204,389
(1)	Included amounts due from other consolidated subsidiaries of RMB402,488 and RMB6,554,502 as of December 31, 2021 and 2022, respectively.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total revenue	23,734,103	29,721,135	31,981,790
Net income (1)	478,168	1,237,524	2,453,641
Net cash provided by (used in) operating activities (2)	(537,756)	976,290	805,413
Net cash used in investing activities	(647,170)	(877,285)	(1,521,688)
Net cash provided by financing activities	1,432,929	55,212	2,537,808
Net (decrease) increase in cash and cash equivalents	248,003	154,217	1,821,533
Cash and cash equivalents and restricted cash at beginning of year	528,722	776,725	930,942
Cash and cash equivalents and restricted cash at end of year	776,725	930,942	2,752,475
(1)	Included inter-company transportation fees, service fees and rental fees charged by other consolidated subsidiaries of RMB11,519,214, RMB14,967,293 and RMB14,587,084 for the years ended December 31, 2020, 2021 and 2022, respectively.

(2)	Included inter-company operating cash outflow of RMB11,646,387, RMB15,973,616 and RMB20,739,098 to other consolidated subsidiaries for the years ended December 31, 2020, 2021 and 2022, respectively.